Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 50,574	$ 591	$ 5,135	$ (23,820)	$ 32,480
Balance, shares at Dec. 31, 2015	207,629,506
CondensedInterimConsolidatedStatementsOfChangesInEquityUnauditedLineItems [Line Items]
Net and comprehensive loss				(2,877)	(2,877)
Share capital issued through private placement	$ 12,000				12,000
Share capital issued through private placement, shares	160,000,000
Shares issued for fee on loan	$ 95				95
Shares issued for fee on loan, shares	952,380
Share-based payments			309		309
Forfeited/expired stock options			(912)	912
Expired warrants			(1,813)	1,813
Capital contribution interest on loan			265		265
Capital contribution reallocation on loan settlement	265		(265)
Share issue costs	(619)		48		(571)
Balance at Dec. 31, 2016	$ 62,315	591	2,767	(23,972)	41,701
Balance, shares at Dec. 31, 2016	368,581,886
CondensedInterimConsolidatedStatementsOfChangesInEquityUnauditedLineItems [Line Items]
Net and comprehensive loss				(2,879)	(2,879)
Share capital issued through private placement	$ 3,074				3,074
Share capital issued through private placement, shares	40,982,448
Share-based payments			504		504
Forfeited/expired stock options			(283)	283
Expired warrants			(18)	18
Share issue costs	(588)		39		(549)
Share capital issued through private prospectus	$ 10,877				10,877
Share capital issued through private prospectus, shares	145,030,833
Value allocated to warrants issued	$ (2,080)		2,080
Balance at Dec. 31, 2017	$ 73,598	591	5,089	(26,550)	52,728
Balance, shares at Dec. 31, 2017	554,595,167
CondensedInterimConsolidatedStatementsOfChangesInEquityUnauditedLineItems [Line Items]
Net and comprehensive loss				(3,022)	(3,022)
Share capital issued through private placement	$ 17,500				17,500
Share capital issued through private placement, shares	233,333,333
Share-based payments			317		317
Forfeited/expired stock options			(181)	181
Expired warrants			(48)	48
Share issue costs	(579)				(579)
Value allocated to warrants issued	(2,572)		2,572
Balance at Dec. 31, 2018	$ 87,947	$ 591	$ 7,749	$ (29,343)	$ 66,944
Balance, shares at Dec. 31, 2018	787,928,500